Consolidated balance sheet - GBP (£) £ in Millions		Jun. 30, 2024	Dec. 31, 2023
Assets
Cash and balances at central banks		£ 116,062	£ 110,618
Items in the course of collection from other banks		2,153	2,114
Trading assets		114,303	100,696
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss		20,580	19,068
Derivatives		162,661	174,116
Loans and advances to banks		14,332	14,371
Loans and advances to customers		85,721	75,491
Reverse repurchase agreements – non-trading		63,892	73,494
Financial investments		56,489	46,368
Assets held for sale	[1]	598	20,368
Prepayments, accrued income and other assets		74,410	63,635
Current tax assets		929	485
Interests in associates and joint ventures		695	665
Goodwill and intangible assets	[2]	260	203
Deferred tax assets		1,291	1,278
Total assets		714,376	702,970
Liabilities
Deposits by banks		30,233	22,943
Customer accounts		240,957	222,941
Repurchase agreements – non-trading		48,764	53,416
Items in the course of transmission to other banks		2,024	2,116
Trading liabilities		45,355	42,276
Financial liabilities designated at fair value		35,725	32,545
Derivatives		160,552	171,474
Debt securities in issue		16,760	13,443
Liabilities of disposal groups held for sale	[1]	433	20,684
Accruals, deferred income and other liabilities		70,814	60,444
Current tax liabilities		274	272
Insurance contract liabilities		20,574	20,595
Provisions	[3]	285	390
Deferred tax liabilities		5	6
Subordinated liabilities		16,134	14,920
Total liabilities		688,889	678,465
Equity
Total shareholders’ equity		25,333	24,359
– called up share capital		797	797
– share premium account		2,136	1,004
– other equity instruments		3,930	3,930
– other reserves		(6,435)	(6,096)
– retained earnings		24,905	24,724
Non-controlling interests		154	146
Total equity		25,487	24,505
Total liabilities and equity		£ 714,376	£ 702,970

[1]	Includes businesses classified as held-for-sale as part of a broader restructuring of our European business. Refer to Note 11 'Assets held for sale and liabilities of disposal groups held for sale' on page 57.

[2]	Refer to Note 7 ‘Goodwill and intangible assets’ on page 53.
[3]	Refer to Note 8 ‘Provisions’ on page 53.